Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Tel:  202.739.3000
Fax:  202.739.3001
WWW.MORGANLEWIS.COM


February 24, 2010


VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: The Advisors' Inner Circle Fund: Post-Effective Amendment No. 119 (FILE NOS. 033-42484 AND 811-06400)
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Ladies and Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund (the "Trust"), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the under Investment Company Act of 1940, as amended, Post-Effective Amendment No. 119 to the Trust's Registration Statement on Form N-1A ("PEA No. 119"). The purpose of PEA No. 119 is to reflect changes to the investment objective and principal investment strategy for the Trust's Aviva Investors Protected Asset Allocation 2015 Fund (the "Fund"). On January 20, 2010, the Trust filed Post-Effective Amendment No. 118 to its Registration Statement for the purpose of registering the Fund ("PEA No. 118"). For review purposes, please note that, with the exception of the exhibits filed as part of PEA No. 118, PEA No. 119 supersedes PEA No. 118.

Please contact me at 202.739.5896 with your questions or comments.

Sincerely,


/S/ CHRISTOPHER D. MENCONI
--------------------------------
Christopher D. Menconi


Enclosures